CONVERTIBLE DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CONVERTIBLE DEBT
Schedule of convertible debt

	June 30, 2026	December 31, 2025
2026 convertible notes	$3,318,053	$—
2025 convertible notes	2,030,796	3,778,303
SEPA Convertible note	841,000	1,543,000
	6,189,849	5,321,303

	2025	2024
2025 convertible notes	$3,778,303	$—
2024 convertible notes	—	2,547,209
Assumed 2024 notes	—	3,630,000
SEPA Convertible note	1,543,000	2,365,114
	5,321,303	8,542,323

*The amount as on December 31, 2024, includes the SEPA option derivative liability of $65,114.

Summary of the individual convertible notes

Issuance Date	Gross Proceeds	Conversion Price*	Conversion Option Period of Exercisability (from issuance date)	Maturity Date (from issuance date)
1/1/2026	250,000	$7.48	210-days	210-days
1/7/2026	228,000	$5.18	Upon Default	365-days
1/13/2026	250,000	$7.48	210-days	210-days
1/14/2026	100,000	$7.48	210-days	210-days
1/20/2026	227,150	$5.06	Upon Default	365-days
1/22/2026	250,000	$4.39	Upon Default	365-days
1/27/2026	250,000	$7.48	210-days	210-days
2/12/2026	228,000	$5.18	Upon Default	365-days
3/30/2026	224,000	$4.73	Upon Default	365-days
4/2/2026	150,000	$4.39	Upon Default	365-days
4/2/2026	150,000	$3.74	Upon Default	365-days
4/2/2026	50,000	$3.74	Upon Default	365-days
4/8/2026	25,000	$3.74	Upon Default	365-days
4/20/2026	146,160	$4.49	Upon Default	314-days
4/27/2026	500,000	$7.48	270-days	270-days
6/1/2026	134,960	$4.49	Upon Default	302-days
6/9/2026	150,000	$3.74	Upon Default	365-days
6/10/2026	227,150	$5.06	Upon Default	365-days
	$3,540,420

*     The conversion price has been calculated using the VWAP-based conversion price as per the respective agreements. This price may vary depending on the market conditions prevailing on the reporting date.

			Conversion Option
			Period	Maturity Date
		Conversion	of Exercisability	(from issuance
Issuance Date	Gross Proceeds	Price	(from issuance date)	date)
5/26/2025 (1)	$156,000	$8.0	180-days	210-days
10/1/2025 (2)	188,000	1.6	Upon Default	302-days
10/7/2025 (2)	130,000	1.6	Upon Default	312-days
10/23/2025 (3)	246,250	1.2	Upon Default	365-days
11/25/2025 (5)	192,000	1.04	Upon Default	310-days
11/25/2025 (4)	500,000	$8.0	210-days	210-days
12/2/2025 (4)	250,000	$8.0	210-days	210-days
12/8/2025 (4)	1,000,000	$8.0	210-days	210-days
12/8/2025 (4)	250,000	$8.0	210-days	210-days
12/8/2025 (4)	50,000	$8.0	210-days	210-days
12/16/2025 (4)	250,000	$8.0	210-days	210-days
	$3,212,250

(1)From issuance until day 180, the Note’s outstanding principal and accrued interest are convertible, at the holder’s option, into common shares at a price equal to 90% of the lowest daily VWAP of the Company’s common stock during the three trading days immediately preceding the conversion date.

(2)These convertible notes are convertible at a price equal to the greater of (i) $1.60 or (ii) 65% multiplied by the lowest trading price for the common stock during the ten trading days immediately preceding the conversion date.

(3)This convertible note is convertible at a price equal to 75% multiplied by the lowest closing bid price for the common stock during the fifteen trading days immediately preceding the conversion date.

(4)For the first 210 days following issuance, the outstanding principal and accrued interest on each Note are convertible, at the holder’s option, into Common Stock at a price equal to the lower of (1) quotient (rounded down to the nearest whole share) obtained by dividing (x) the sum of the Principal Amount and any interest accrued thereon by (y) 90% of the lowest daily volume weighted average price (the “VWAP”) of the Common Stock on the primary trading market of the Common Stock during the 3 trading day period immediately prior to the applicable measurement date or (2) a fixed conversion price of $8.00. After the 180-day period, the Notes may convert at their fixed stated conversion price of $8.00. The Notes are expected to be converted into shares of our Common Stock.

(5)These convertible notes are convertible at a price equal to 65% multiplied by the lowest trading price for the common stock during the ten trading days immediately preceding the conversion date.